Environmental rehabilitation provision	12 Months Ended
Dec. 31, 2024
Environmental rehabilitation provision
Environmental rehabilitation provision
18.	Environmental rehabilitation provision

	2024	2023
	($)	($)
Balance – Beginning of year	76,729	75,770
New obligations	24,575	3,660
Revision of estimates	(11,080)	(3,964)
Accretion expense	3,432	3,154
Payment of environmental rehabilitation obligations	(2,190)	(2,933)
Currency translation adjustment	(663)	1,042
Balance – End of year	90,803	76,729

Current portion	5,974	4,204
Non-current portion	84,829	72,525
	90,803	76,729

The environmental rehabilitation provision represents the legal and contractual obligations associated with the eventual closure of the Company’s mining interests, property, plant and equipment and exploration and evaluation assets. As at December 31, 2024, the estimated inflation-adjusted undiscounted cash flows required to settle the environmental rehabilitation amounts to $126.3 million (2023 – $88.6 million). The weighted average actualization rate used is approximately 4.40% (2023 – 4.47%) and the disbursements are expected to be made between 2025 and 2031 as per the current closure plans.